Financial assets at fair value through other comprehensive income (Table)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through other comprehensive income [abstract]
Detailed information about financial assets at fair value through other comprehensive income

	2022	2021
	£m	£m
Debt securities and other eligible bills	64,832	60,798
Equity securities[a]	8	902
Loans and advances	222	53
Financial assets at fair value through other comprehensive income	65,062	61,753
Note
a 2021 includes Barclays’ equity stake in Absa Group Limited (Absa) which was sold in April 2022 and September 2022. The fair value of the stake sold in April 2022 was £557m and in September 2022 was £566m. The cumulative gains on disposal of £48m and £36m respectively were recognised within Retained earnings.